BlackRock Advantage Large Cap Core Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2021
Security
Shares
Shares Value
Common Stocks — 96.9%
Aerospace & Defense — 1.1%
HEICO Corp. ..................... 1,040 $ 130,832
Lockheed Martin Corp. ............... 3,237 1,196,071
Mercury Systems, Inc.
(a)
.............. 2,931 207,075
Northrop Grumman Corp.
(b)
............ 1,951 631,422
2,165,400
Air Freight & Logistics — 0.8%
CH Robinson Worldwide, Inc. .......... 1,844 175,973
Expeditors International of Washington, Inc. . 13,666 1,471,691
1,647,664
Airlines — 0.1%
Delta Air Lines, Inc.
(a)
................ 3,556 171,684
Auto Components — 0.4%
BorgWarner, Inc. ................... 17,898 829,751
Automobiles — 1.2%
Tesla, Inc.
(a)
....................... 3,556 2,375,159
Banks — 3.7%
Bank of America Corp. ............... 8,759 338,886
Bank of Hawaii Corp.
(b)
............... 3,098 277,240
Citigroup, Inc. ..................... 2,386 173,582
Comerica, Inc. ..................... 2,562 183,798
JPMorgan Chase & Co. .............. 15,948 2,427,764
Pinnacle Financial Partners, Inc. ......... 6,279 556,696
Signature Bank .................... 2,204 498,324
SVB Financial Group
(a)
............... 1,114 549,937
Truist Financial Corp. ................ 13,331 777,464
Wells Fargo & Co. .................. 40,663 1,588,703
Wintrust Financial Corp.
(b)
............. 1,984 150,387
7,522,781
Beverages — 1.3%
Brown-Forman Corp., Class A .......... 541 34,445
Brown-Forman Corp., Class B .......... 3,777 260,500
Coca-Cola Co. (The) ................ 16,283 858,277
Molson Coors Beverage Co., Class B
(a)(b)
... 3,431 175,496
PepsiCo, Inc. ..................... 9,464 1,338,683
2,667,401
Biotechnology — 3.1%
AbbVie, Inc. ...................... 10,783 1,166,936
Amgen, Inc. ...................... 5,323 1,324,416
Biogen, Inc.
(a)
..................... 848 237,228
Gilead Sciences, Inc. ................ 37,686 2,435,646
Moderna , Inc.
(a)
.................... 1,574 206,116
Regeneron Pharmaceuticals, Inc.
(a)
....... 514 243,194
Vertex Pharmaceuticals, Inc.
(a)
.......... 3,771 810,350
6,423,886
Building Products — 1.4%
Allegion plc ....................... 2,050 257,521
Carrier Global Corp. ................. 2,854 120,496
Lennox International, Inc. ............. 2,784 867,466
Trane Technologies plc ............... 10,246 1,696,328
2,941,811
Capital Markets — 3.2%
Bank of New York Mellon Corp. (The) ..... 18,425 871,318
Charles Schwab Corp. (The) ........... 6,526 425,365
CME Group, Inc. ................... 2,552 521,195
Invesco Ltd. ...................... 28,848 727,546
Moody's Corp. ..................... 2,842 848,650
Morgan Stanley .................... 35,151 2,729,827
State Street Corp. .................. 2,189 183,898
Security
Shares
Shares Value
Capital Markets (continued)
T. Rowe Price Group, Inc. ............. 1,632 $ 280,051
6,587,850
Chemicals — 1.8%
Ecolab, Inc. ...................... 5,590 1,196,651
FMC Corp.
(b)
...................... 3,714 410,806
Linde plc ........................ 93 26,053
PPG Industries, Inc.
(b)
................ 10,741 1,613,943
Sherwin-Williams Co. (The) ............ 450 332,104
3,579,557
Commercial Services & Supplies — 0.9%
ADT, Inc. ........................ 6,446 54,404
Cintas Corp. ...................... 1,226 418,446
Copart , Inc.
(a)
..................... 7,265 789,052
IAA, Inc.
(a)
........................ 10,566 582,609
1,844,511
Communications Equipment — 1.0%
Cisco Systems, Inc. ................. 38,155 1,972,995
Construction & Engineering — 0.6%
EMCOR Group, Inc. ................. 8,127 911,524
MasTec , Inc.
(a)
..................... 1,684 157,791
Quanta Services, Inc. ................ 1,848 162,587
1,231,902
Construction Materials — 0.0%
Vulcan Materials Co. ................ 464 78,300
Consumer Finance — 1.2%
Ally Financial, Inc. .................. 18,792 849,586
American Express Co. ............... 10,997 1,555,416
2,405,002
Containers & Packaging — 0.4%
AptarGroup, Inc. ................... 216 30,601
Crown Holdings, Inc. ................ 8,967 870,157
900,758
Distributors — 0.4%
Pool Corp. ....................... 2,103 726,040
Diversified Consumer Services — 0.7%
Bright Horizons Family Solutions, Inc.
(a)
.... 4,197 719,576
Graham Holdings Co., Class B .......... 505 284,032
H&R Block, Inc. .................... 3,896 84,933
Terminix Global Holdings, Inc.
(a)
......... 8,281 394,755
1,483,296
Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc., Class B
(a)
...... 1,263 322,659
Voya Financial, Inc.
(b)
................ 21,699 1,380,924
1,703,583
Diversified Telecommunication Services — 0.2%
AT&T, Inc. ........................ 805 24,367
Verizon Communications, Inc. .......... 5,718 332,502
356,869
Electric Utilities — 1.1%
Avangrid , Inc. ..................... 1,441 71,776
Eversource Energy ................. 6,663 576,949
NextEra Energy, Inc. ................ 11,236 849,554
Pinnacle West Capital Corp. ........... 2,319 188,651
Xcel Energy, Inc. ................... 7,732 514,255
2,201,185

BlackRock Advantage Large Cap Core Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Shares
Shares Value
Electrical Equipment — 0.0%
Rockwell Automation, Inc. ............. 250 $ 66,360
Electronic Equipment, Instruments & Components — 0.7%
Flex Ltd.
(a)
........................ 24,388 446,544
Itron , Inc.
(a)
....................... 4,966 440,236
National Instruments Corp. ............ 9,750 421,054
Vontier Corp.
(a)
.................... 3,200 96,864
1,404,698
Energy Equipment & Services — 1.1%
Schlumberger NV .................. 77,208 2,099,286
TechnipFMC plc
(a)
.................. 25,338 195,609
2,294,895
Entertainment — 2.0%
Electronic Arts, Inc. ................. 1,245 168,536
Lions Gate Entertainment Corp., Class B
(a)
.. 9,375 120,937
Netflix, Inc.
(a)
...................... 1,214 633,295
Roku, Inc.
(a)
....................... 1,033 336,520
Spotify Technology SA
(a)
.............. 57 15,273
Walt Disney Co. (The)
(a)
.............. 11,776 2,172,908
Zynga, Inc., Class A
(a)
................ 54,556 557,017
4,004,486
Equity Real Estate Investment Trusts (REITs) — 2.2%
Brixmor Property Group, Inc. ........... 6,606 133,639
Equinix , Inc. ...................... 2,454 1,667,714
Kilroy Realty Corp. .................. 13,713 899,984
Macerich Co. (The) ................. 975 11,408
Prologis, Inc. ...................... 15,475 1,640,350
Regency Centers Corp. .............. 3,870 219,468
4,572,563
Food & Staples Retailing — 1.5%
Costco Wholesale Corp. .............. 8,500 2,996,080
Walmart, Inc. ...................... 729 99,020
3,095,100
Food Products — 1.9%
General Mills, Inc. .................. 19,907 1,220,697
Hershey Co. (The) .................. 7,261 1,148,400
JM Smucker Co. (The)
(b)
.............. 3,266 413,247
Kellogg Co. ....................... 6,376 403,601
McCormick & Co., Inc. (Non-Voting) ...... 7,068 630,183
3,816,128
Gas Utilities — 0.0%
Atmos Energy Corp. ................. 990 97,861
Health Care Equipment & Supplies — 2.4%
Align Technology, Inc.
(a)
............... 1,162 629,258
Danaher Corp. .................... 3,163 711,928
DexCom , Inc.
(a)(b)
................... 1,734 623,182
Edwards Lifesciences Corp.
(a)
.......... 9,575 800,853
Envista Holdings Corp.
(a)
.............. 5,210 212,568
Hill-Rom Holdings, Inc. ............... 1,984 219,192
Hologic , Inc.
(a)
..................... 4,677 347,875
IDEXX Laboratories, Inc.
(a)
............. 1,825 892,991
Medtronic plc ..................... 3,696 436,609
Quidel Corp.
(a)
..................... 211 26,993
Tandem Diabetes Care, Inc.
(a)
.......... 610 53,833
4,955,282
Health Care Providers & Services — 2.8%
1Life Healthcare, Inc.
(a)
............... 1,920 75,034
AmerisourceBergen Corp. ............. 5,982 706,295
Anthem, Inc. ...................... 2,738 982,805
Cardinal Health, Inc. ................. 9,565 581,074
Centene Corp.
(a)
................... 2,046 130,760
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Cigna Corp.
(b)
..................... 738 $ 178,404
Henry Schein, Inc.
(a)(b)
................ 5,525 382,551
Humana, Inc. ..................... 671 281,317
McKesson Corp. ................... 5,857 1,142,349
UnitedHealth Group, Inc. .............. 3,194 1,188,391
5,648,980
Health Care Technology — 0.1%
Cerner Corp. ...................... 1,821 130,893
Hotels, Restaurants & Leisure — 1.4%
Airbnb, Inc., Class A
(a)
................ 155 29,131
Aramark ......................... 2,812 106,237
Chipotle Mexican Grill, Inc.
(a)
........... 316 448,979
McDonald's Corp. .................. 1,720 385,521
MGM Resorts International ............ 3,293 125,101
Rush Street Interactive, Inc.
(a)
.......... 4,240 69,281
Six Flags Entertainment Corp.
(a)
......... 1,346 62,549
Travel + Leisure Co. ................. 6,810 416,500
Vail Resorts, Inc.
(a)
.................. 154 44,916
Wendy's Co. (The) .................. 13,104 265,487
Wyndham Hotels & Resorts, Inc. ........ 5,686 396,769
Wynn Resorts Ltd.
(a)
................. 3,788 474,901
2,825,372
Household Durables — 0.4%
DR Horton, Inc. .................... 992 88,407
iRobot Corp.
(a)
..................... 1,984 242,405
KB Home ........................ 7,853 365,400
PulteGroup, Inc. ................... 958 50,238
746,450
Household Products — 0.9%
Colgate-Palmolive Co. ............... 23,217 1,830,196
Independent Power and Renewable Electricity Producers — 0.2%
Sunnova Energy International, Inc.
(a)
...... 9,349 381,626
Industrial Conglomerates — 1.1%
Honeywell International, Inc. ........... 8,578 1,862,027
Roper Technologies, Inc. .............. 789 318,235
2,180,262
Insurance — 2.5%
Aflac, Inc. ........................ 3,280 167,870
Allstate Corp. (The) ................. 6,820 783,618
Athene Holding Ltd., Class A
(a)
.......... 10,737 541,145
First American Financial Corp. .......... 12,957 734,014
Marsh & McLennan Cos., Inc. .......... 8,554 1,041,877
MetLife, Inc.
(b)
..................... 15,401 936,227
Progressive Corp. (The) .............. 4,996 477,668
Travelers Cos., Inc. (The) ............. 2,065 310,576
Willis Towers Watson plc .............. 677 154,952
5,147,947
Interactive Media & Services — 5.9%
(a)
Alphabet, Inc., Class A ............... 2,617 5,397,615
Alphabet, Inc., Class C ............... 1,530 3,165,004
Facebook, Inc., Class A .............. 10,657 3,138,806
Twitter, Inc. ....................... 6,199 394,442
12,095,867
Internet & Direct Marketing Retail — 3.5%
Amazon.com, Inc.
(a)
................. 2,082 6,441,875
eBay, Inc. ........................ 5,636 345,149
Etsy, Inc.
(a)
....................... 862 173,839
MercadoLibre , Inc.
(a)
................. 61 89,800
Overstock.com, Inc.
(a)
................ 862 57,116

BlackRock Advantage Large Cap Core Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Shares
Shares Value
Internet & Direct Marketing Retail (continued)
Wayfair, Inc., Class A
(a)(b)
.............. 133 $ 41,862
7,149,641
IT Services — 5.1%
Accenture plc, Class A ............... 8,605 2,377,131
Automatic Data Processing, Inc. ......... 5,096 960,443
Fidelity National Information Services, Inc. .. 672 94,490
Fiserv, Inc.
(a)
...................... 4,403 524,133
Mastercard , Inc., Class A .............. 5,265 1,874,603
PayPal Holdings, Inc.
(a)
............... 9,072 2,203,045
Visa, Inc., Class A .................. 10,862 2,299,811
10,333,656
Life Sciences Tools & Services — 0.6%
Adaptive Biotechnologies Corp.
(a)
........ 405 16,305
Agilent Technologies, Inc. ............. 8,334 1,059,585
Bruker Corp. ...................... 1,089 70,001
1,145,891
Machinery — 2.1%
Cummins, Inc. ..................... 1,221 316,373
Deere & Co. ...................... 4,456 1,667,168
Fortive Corp. ...................... 2,519 177,942
Oshkosh Corp. .................... 5,140 609,913
Snap-on, Inc. ..................... 1,386 319,806
Xylem, Inc. ....................... 10,662 1,121,429
4,212,631
Media — 1.2%
Altice USA, Inc., Class A
(a)
............. 2,808 91,344
Cable One, Inc.
(b)
................... 55 100,560
Cardlytics, Inc.
(a)(b)
.................. 272 29,838
Comcast Corp., Class A .............. 13,074 707,434
Discovery, Inc., Class A
(a)
............. 3,208 139,420
Discovery, Inc., Class C
(a)
............. 1,784 65,812
Liberty Media Corp.-Liberty SiriusXM , Class A
(a)
442 19,483
New York Times Co. (The), Class A ....... 1,090 55,176
Omnicom Group, Inc. ................ 5,139 381,057
Sirius XM Holdings, Inc.
(b)
............. 117,091 713,084
TEGNA, Inc. ...................... 7,240 136,329
2,439,537
Metals & Mining — 0.3%
Reliance Steel & Aluminum Co. ......... 4,030 613,729
Multiline Retail — 1.1%
Kohl's Corp. ...................... 2,183 130,129
Nordstrom, Inc.
(a)
................... 16,323 618,152
Target Corp. ...................... 7,389 1,463,539
2,211,820
Multi-Utilities — 1.0%
Consolidated Edison, Inc. ............. 27,536 2,059,693
Oil, Gas & Consumable Fuels — 1.7%
Chesapeake Energy Corp.
(a)(b)
.......... 2,028 87,995
Chevron Corp. ..................... 4,626 484,759
Cimarex Energy Co. ................. 1,682 99,894
Devon Energy Corp. ................. 1,602 35,004
Diamondback Energy, Inc. ............. 334 24,546
EOG Resources, Inc. ................ 1,076 78,042
EQT Corp.
(a)
...................... 2,522 46,859
Hess Corp. ....................... 6,066 429,230
Kinder Morgan, Inc. ................. 20,796 346,253
Murphy Oil Corp.
(b)
.................. 2,684 44,044
Phillips 66 ........................ 19,810 1,615,307
Valero Energy Corp. ................. 3,215 230,194
3,522,127
Security
Shares
Shares Value
Personal Products — 0.1%
Coty, Inc., Class A
(a)
................. 14,409 $ 129,825
Estee Lauder Cos., Inc. (The), Class A .... 414 120,412
Herbalife Nutrition Ltd.
(a)
.............. 749 33,226
283,463
Pharmaceuticals — 2.8%
Bristol-Myers Squibb Co. .............. 23,235 1,466,825
Catalent , Inc.
(a)
.................... 899 94,674
Johnson & Johnson ................. 14,062 2,311,090
Merck & Co., Inc. ................... 9,873 761,110
Pfizer, Inc. ....................... 29,318 1,062,191
5,695,890
Professional Services — 0.6%
Dun & Bradstreet Holdings, Inc.
(a)
........ 324 7,715
Equifax, Inc. ...................... 1,011 183,122
IHS Markit Ltd. .................... 4,106 397,379
ManpowerGroup , Inc. ................ 766 75,757
Robert Half International, Inc. ........... 5,484 428,136
Verisk Analytics, Inc.
(b)
............... 171 30,214
1,122,323
Real Estate Management & Development — 0.3%
CBRE Group, Inc., Class A
(a)
........... 8,188 647,753
Road & Rail — 0.5%
Landstar System, Inc. ................ 822 135,679
Old Dominion Freight Line, Inc. ......... 789 189,684
Ryder System, Inc. .................. 5,939 449,285
Schneider National, Inc., Class B ........ 11,765 293,772
1,068,420
Semiconductors & Semiconductor Equipment — 4.3%
Advanced Micro Devices, Inc.
(a)
......... 6,839 536,861
Applied Materials, Inc. ............... 18,010 2,406,136
Cirrus Logic, Inc.
(a)
.................. 2,971 251,911
Enphase Energy, Inc.
(a)
............... 274 44,432
Intel Corp. ....................... 34,631 2,216,384
Lam Research Corp. ................ 87 51,786
NVIDIA Corp. ..................... 3,090 1,649,844
QUALCOMM, Inc. .................. 11,439 1,516,697
Xilinx, Inc. ........................ 151 18,709
8,692,760
Software — 9.4%
ACI Worldwide, Inc.
(a)
................ 2 76
Adobe, Inc.
(a)
...................... 6,852 3,257,235
Cadence Design Systems, Inc.
(a)
........ 11,753 1,610,044
DocuSign, Inc.
(a)
................... 603 122,077
HubSpot , Inc.
(a)
.................... 1,473 669,051
Intuit, Inc. ........................ 6,337 2,427,451
Microsoft Corp. .................... 31,301 7,379,837
salesforce.com, Inc.
(a)
................ 1,601 339,204
ServiceNow , Inc.
(a)
.................. 4,598 2,299,506
VMware, Inc., Class A
(a)(b)
............. 6,315 950,092
Zendesk , Inc.
(a)
.................... 895 118,695
Zoom Video Communications, Inc., Class A
(a)
287 92,210
19,265,478
Specialty Retail — 1.8%
Best Buy Co., Inc. .................. 3,261 374,396
Home Depot, Inc. (The) .............. 5,101 1,557,080
Lowe's Cos., Inc. ................... 4,490 853,908
TJX Cos., Inc. (The) ................. 11,988 793,006
3,578,390

BlackRock Advantage Large Cap Core Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals — 6.3%
Apple, Inc. ....................... 77,846 $ 9,508,889
Dell Technologies, Inc., Class C
(a)
........ 6,747 594,748
Hewlett Packard Enterprise Co. ......... 139,556 2,196,611
HP, Inc. ......................... 2,582 81,979
NetApp, Inc. ...................... 5,175 376,067
12,758,294
Textiles, Apparel & Luxury Goods — 0.6%
Crocs, Inc.
(a)
...................... 1,193 95,977
Levi Strauss & Co., Class A ............ 1,088 26,014
Lululemon Athletica , Inc.
(a)
............. 657 201,509
NIKE, Inc., Class B ................. 4,752 631,493
Ralph Lauren Corp.
(a)
................ 1,670 205,677
1,160,670
Thrifts & Mortgage Finance — 0.5%
Essent Group Ltd. .................. 2,252 106,947
MGIC Investment Corp. .............. 4,723 65,413
New York Community Bancorp, Inc. ...... 64,380 812,476
Rocket Cos., Inc., Class A ............. 4,575 105,637
1,090,473
Trading Companies & Distributors — 0.6%
SiteOne Landscape Supply, Inc.
(a)
........ 3,714 634,128
WW Grainger, Inc. .................. 1,623 650,710
1,284,838
Security
Shares
Shares Value
Wireless Telecommunication Services — 0.0%
United States Cellular Corp.
(a)
.......... 1,800 $ 65,664
Total Common Stocks — 96.9%
(Cost: $161,547,871) ............................. 197,515,492
Total Long-Term Investments — 96.9%
(Cost: $161,547,871) ............................. 197,515,492
Short-Term Securities — 5.2%
(c)
*
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01% ................... 6,193,426 6,193,426
SL Liquidity Series, LLC, Money Market Series,
0.16%
(d)
....................... 4,439,279 4,440,611
Total Short-Term Securities — 5.2%
(Cost: $10,634,079) .............................. 10,634,037
Total Investments — 102.1%
(Cost: $172,181,950 ) ............................. 208,149,529
Liabilities in Excess of Other Assets — (2.1)% ............ (4,212,145)
Net Assets — 100.0% .............................. $ 203,937,384
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
*
*
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/21
Shares
Held at
03/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 5,514,524 $ 678,902 $ — $ — $ — $ 6,193,426 6,193,426 $ 323 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 1,958,228 2,482,397 — 27 (41) 4,440,611 4,439,279 7,693
(b)
—
$ 27 $ (41) $ 10,634,037 $ 8,016 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Advantage Large Cap Core Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ...................................................... 34 06/18/21 $ 6,745 $ 51,753
Glossary of Terms Used in this Report
Portfolio Abbreviations
S&P Standard & Poor's
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s investments categorized in the fair value hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments ...................................... $ 197,515,492 $ — $ — $ 197,515,492
Short-Term Securities ....................................... 6,193,426 — — 6,193,426
Subtotal ....................................................
$ 203,708,918 $ — $ — $ 203,708,918
Investments Valued at NAV
(a)
...................................... 4,440,611
$ —
Total Investments .............................................. $ 208,149,529
$ —

BlackRock Advantage Large Cap Core Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Level 1 Level 2 Level 3 Total
Derivative Financial Instruments
(b)
Assets:
Equity contracts ........................................... $ 51,753 $ — $ — $ 51,753
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.